Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (37,603,924)	$ (98,212,186)	$ (49,046,442)
Interest collected	$ 154,361,748	$ 194,953,457	$ 155,601,438